Exhibit 99
Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	19
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,124,319,859.88	46,836	57.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$220,400,000.00	0.38000%	September 15, 2016
Class A-2a Notes	$273,400,000.00	0.950%	August 15, 2018
Class A-2b Notes	$100,000,000.00	1.272%	August 15, 2018
Class A-3 Notes	$300,000,000.00	1.410%	February 15, 2020
Class A-4 Notes	$105,720,000.00	1.740%	February 15, 2021
Class B Notes	$31,570,000.00	2.010%	March 15, 2021
Class C Notes	$21,040,000.00	2.260%	March 15, 2022
Total	$1,052,130,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,497,036.31

Principal:
Principal Collections	$15,786,107.96
Prepayments in Full	$7,430,286.25
Liquidation Proceeds	$268,416.70
Recoveries	$56,123.24
Sub Total	$23,540,934.15
Collections	$25,037,970.46

Purchase Amounts:
Purchase Amounts Related to Principal	$253,933.38
Purchase Amounts Related to Interest	$1,272.00
Sub Total	$255,205.38

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,293,175.84

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	19
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$25,293,175.84
Servicing Fee	$471,752.46	$471,752.46	$0.00	$0.00	$24,821,423.38
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$24,821,423.38
Interest - Class A-2a Notes	$27,845.39	$27,845.39	$0.00	$0.00	$24,793,577.99
Interest - Class A-2b Notes	$15,003.28	$15,003.28	$0.00	$0.00	$24,778,574.71
Interest - Class A-3 Notes	$352,500.00	$352,500.00	$0.00	$0.00	$24,426,074.71
Interest - Class A-4 Notes	$153,294.00	$153,294.00	$0.00	$0.00	$24,272,780.71
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,272,780.71
Interest - Class B Notes	$52,879.75	$52,879.75	$0.00	$0.00	$24,219,900.96
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,219,900.96
Interest - Class C Notes	$39,625.33	$39,625.33	$0.00	$0.00	$24,180,275.63
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,180,275.63
Regular Principal Payment	$22,008,891.90	$22,008,891.90	$0.00	$0.00	$2,171,383.73
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,171,383.73
Residual Released to Depositor	$0.00	$2,171,383.73	$0.00	$0.00	$0.00
Total		$25,293,175.84

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$22,008,891.90
Total					$22,008,891.90
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$16,114,705.53	$58.94	$27,845.39	$0.10	$16,142,550.92	$59.04
Class A-2b Notes	$5,894,186.37	$58.94	$15,003.28	$0.15	$5,909,189.65	$59.09
Class A-3 Notes	$0.00	$0.00	$352,500.00	$1.18	$352,500.00	$1.18
Class A-4 Notes	$0.00	$0.00	$153,294.00	$1.45	$153,294.00	$1.45
Class B Notes	$0.00	$0.00	$52,879.75	$1.68	$52,879.75	$1.68
Class C Notes	$0.00	$0.00	$39,625.33	$1.88	$39,625.33	$1.88
Total	$22,008,891.90	$20.92	$641,147.75	$0.61	$22,650,039.65	$21.53

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	19

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$35,173,128.64	0.1286508	$19,058,423.11	0.0697089
Class A-2b Notes	$12,865,079.97	0.1286508	$6,970,893.60	0.0697089
Class A-3 Notes	$300,000,000.00	1.0000000	$300,000,000.00	1.0000000
Class A-4 Notes	$105,720,000.00	1.0000000	$105,720,000.00	1.0000000
Class B Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$506,368,208.61	0.4812791	$484,359,316.71	0.4603607

Pool Information
Weighted Average APR	3.251%	3.242%
Weighted Average Remaining Term	42.02	41.20
Number of Receivables Outstanding	31,935	31,271
Pool Balance	$566,102,947.16	$542,101,069.38
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$530,280,708.51	$507,911,788.44
Pool Factor	0.5035070	0.4821591

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,621,599.30
Targeted Credit Enhancement Amount	$8,131,516.04
Yield Supplement Overcollateralization Amount	$34,189,280.94
Targeted Overcollateralization Amount	$57,741,752.67
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$57,741,752.67

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,621,599.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,621,599.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,621,599.30

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	19
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		69	$263,133.49
(Recoveries)		51	$56,123.24
Net Loss for Current Collection Period			$207,010.25
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4388%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7050%
Second Prior Collection Period			0.4534%
Prior Collection Period			0.5513%
Current Collection Period			0.4483%
Four Month Average (Current and Prior Three Collection Periods)			0.5395%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,751	$5,302,025.78
(Cumulative Recoveries)			$489,401.26
Cumulative Net Loss for All Collection Periods			$4,812,624.52
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4280%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,028.00
Average Net Loss for Receivables that have experienced a Realized Loss			$2,748.50

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.36%	343	$7,350,508.13
61-90 Days Delinquent	0.16%	39	$873,713.03
91-120 Days Delinquent	0.03%	10	$174,080.08
Over 120 Days Delinquent	0.09%	21	$463,101.43
Total Delinquent Receivables	1.63%	413	$8,861,402.67

Repossession Inventory:
Repossessed in the Current Collection Period		21	$480,632.34
Total Repossessed Inventory		32	$727,869.21

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2701%
Prior Collection Period			0.2599%
Current Collection Period			0.2238%
Three Month Average			0.2513%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2787%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	19

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer